Related Party Transactions - Summary of Key Management Compensation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	₩ 2,086	₩ 2,955	₩ 2,762
Post-employment benefits	390	321	751
Stock-based compensation	5,613	891	878
Total	₩ 8,089	₩ 4,167	₩ 4,391